Note 16 - Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Years Ended September 30,
	2012	2011
Federal income tax provision (benefit)	$-	$-
State income tax provision (benefit)	-	-
	$-	$-

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended September 30,
	2012	2011
Statutory federal rate	-35.0%	-35.0%
State income taxes net of federal income tax benefit	-5.2%	-5.2%
Permanent differences for tax purposes	22.9%	19.4%
Change in valuation allowance	17.3%	20.8%
	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	September 30,
	2012	2011
Deferred tax assets:
Net operating loss carry-forwards	$14,277,000	$13,671,000
Reserves for uncollectible receivables	44,000	124,000
Accrued but unpaid bonuses	91,000	437,000
Difference between book and tax amortization	608,000	158,000
Stock Based Compensation	436,000	-
Other temporary differences	97,000	283,000
Total deferred tax assets	15,553,000	14,673,000
Valuation allowance	(15,553,000)	(14,673,000)
Net deferred tax asset	$-	$-